Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [text block] [Abstract]
Intangible assets

NOTE 9: Intangible assets

Thousands of $	Intellectual and property rights & Software licenses	Internally developed intangible assets	Externally acquired Developed Technology	Externally developed In-Process R&D	TOTAL
Gross value
At January 1, 2020	5,143	9,325	4,500	3,300	22,268
Currency translation adjustments	(9)	(2)			(11)
Gross value at December 31, 2020	5,134	9,323	4,500	3,300	22,257

Accumulated amortization and impairment
At January 1, 2020	(4,404)	(5,332)	(1,963)	(3,300)	(14,999)
Additions	(274)	(1,206)	(450)		(1,930)
Impairment		(273)			(273)
Currency translation adjustments	2	1			3
Accumulated amortization and impairment at December 31, 2020	(4,676)	(6,810)	(2,413)	(3,300)	(17,199)
Net value at December 31, 2020	458	2,513	2,087	0	5,058

Gross value
At January 1, 2021	5,134	9,323	4,500	3,300	22,257
Gross value at December 31, 2021	5,134	9,323	4,500	3,300	22,257

Accumulated amortization and impairment
At January 1, 2021	(4,676)	(6,810)	(2,413)	(3,300)	(17,199)
Additions	(234)	(926)	(450)		(1,610)
Accumulated amortization and impairment at December 31, 2021	(4,910)	(7,736)	(2,863)	(3,300)	(18,809)
Net value at December 31, 2021	224	1,587	1,637	0	3,448

Amortization of intangible assets are included in research & development expenses, general & administrative expenses, and in selling and marketing expenses in the statement of profit and loss.

The externally acquired intangible asset relates to technology acquired in the business combination with NovioGendix in 2015. The estimated remaining amortization period amounts to 3.6 years in 2021, and 4.6 years in 2020.

The internally generated intangible assets relate to the capitalized development expenses for ConfirmMDx and SelectMDx over the past years. The estimated remaining amortization period amounts to 2.2 years in 2021 and 3.2 years in 2020.

The Company did not capitalize development expenses during 2021, 2020 and 2019.

The In-process R&D resulted from the allocation of the purchase price paid for the acquisition of MDxHealth BV in September 2015 and is related to the development of AssureMDx. Development costs for AssureMDx are included in development assets.

Considering the uncertainties about the future commercialization of AssureMDx, during 2019, the Company impaired the entire In-Process R&D for $3,300,000, in addition to the previously capitalized development expenses for $1,847,000.

The impairment test is based on the projected discounted cash flows resulting from ConfirmMDx and SelectMDx assays, considering a period of ten years. The main assumptions for impairment testing include a discount rate (based on WACC) of 12.16% and a perpetual growth rate of 3.0%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of $3.4 million. There are no reasonably possible changes in assumptions that would reduce the value in use below its carrying value of the cash generating unit.